Intangible assets, royalties and goodwill (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Intangible assets, royalties and goodwill [Abstract]
Intangible assets, royalties and goodwill
Note 9 – Intangible assets, royalties and goodwill

Intangible assets and royalties

The Company’s intangible assets as of March 31, 2020 and December 31, 2019 consist of customer relationships and trade name acquired in the Halo Acquisition. The customer relationships and trade name are amortized over their estimated useful lives of 7 and 15 years respectively, using the straight-line method.

In May 2019, the Company acquired a licensing agreement with Authentic Brands and Elvis Presley Enterprises (“ABG”) whereby Better Choice was to sell newly developed hemp-derived CBD products that will be marketed under the Elvis Presley Houndog name.  The license agreement required an upfront equity payment of $1.0 million worth of common stock and the license was recorded at its amortized cost which approximated fair value. The Company does not plan to use the license in the future and therefore terminated the agreement on January 13, 2020. The Company recognized an impairment charge for the net book value of the licensing agreement as of and for the year ended December 31, 2019.

As part of the termination, the Company: (1) paid ABG $0.1 million in cash upon the signing of the termination agreement on January 13, 2020, (2)  issued ABG 72,720 shares of the Company’s common stock on January 13, 2020, (3) agreed to pay ABG $0.1 million in cash in four equal installments each month from July 31, 2020 through October 31, 2020, (4) issued ABG $0.6 million aggregate principal amount of Subordinated Promissory Notes (the “ABG Notes”) effective January 20, 2020, and (5) issued ABG a common stock purchase warrant (the “ABG Warrants”) equal to a fair value of $150,000 on January 20, 2020. The terms of the ABG Notes match those of the Seller Notes, including convertible features exercisable any time after the date of issuance, a 10% interest rate and maturity date of June 30, 2023.  The ABG Warrants are exercisable for 24 months from the date of the consummation of an IPO (as defined in the ABG Warrants) at an exercise price equal to the greater of (i) $5.00 per share or (ii) the price at which the common stock was sold in the IPO. The fair values of the ABG Notes and ABG Warrants on their issuance dates were $0.6 million and less than $0.1 million, respectively.

The total cost of the contract termination noted above is measured at fair value of $1.1 million and is included in general and administrative expense.

The Company’s intangible assets are as follows:

Dollars in thousands

		March 31, 2020
	Weighted-Average Remaining Useful Lives (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	7	$7,500	$(306)	$7,194
Trade name	15	7,190	(125)	7,065
Total intangible assets		$14,690	$(431)	$14,259

		December 31, 2019
	Weighted-Average Remaining Useful Lives (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	7	$7,500	$(35)	$7,465
Trade name	15	7,190	(14)	7,176
Total intangible assets		$14,690	$(49)	$14,641

The Company did not have intangible assets or amortization expense during the three months ended March 31, 2019.

The estimated future amortization of intangible assets over the weighted average remaining useful life of 10 years is as follows:

Dollars in thousands
Years ended December 31,
Remainder of 2020	$1,169
2021	1,551
2022	1,551
2023	1,551
2024	1,551
Thereafter	6,886
$14,259

Note 9 – Intangible assets, royalties and goodwill

Intangible assets and royalties

The Company’s intangible assets as of December 31, 2019 consist of customer relationships and trade name acquired in the Halo Acquisition. The customer relationships and trade name are amortized over their estimated useful lives of 7 and 15 years respectively, using the straight-line method.

In April 2019, Better Choice Company entered into a licensing agreement with Authentic Brands and Elvis Presley Enterprises (“ABG”) whereby Better Choice was to sell newly developed hemp-derived CBD products that will be marketed under the Elvis Presley Houndog name.  The license agreement required an upfront equity payment of $1.0 million worth of common stock. Upon the May Acquisitions on May 6, 2019, the Company acquired the license agreement and recorded it at its amortized cost which approximated fair value.

As of December 31, 2019, the Company paid $0.6 million of the 2019-2020 agreed royalty payments. As there were no sales related to Houndog products during the year ended December 31, 2019, the Company determined that the minimum royalties paid during the year through December 31, 2019 should be expensed. The Houndog license agreement was terminated on January 13, 2020, see “Note 22 - Subsequent events.” The Company recognized amortization expense of $0.1 million and an impairment of the license intangible of $0.9 million as of and for the period ended December 31, 2019, respectively.

The Company’s intangible assets as of December 31, 2019 are as follows:

Dollars in thousands
		December 31, 2018	December 31, 2019
	Weighted- Average Remaining Useful Lives (in years)	Gross Carrying Amount	Additions	Adjustments	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
License	-	$-	$986	$(986)	$-	$-	$-
Customer relationships	7	-	7,500	-	7,500	(35)	7,465
Trade name	15	-	7,190	-	7,190	(14)	7,176
Total intangible assets		$-	$15,676	$(986)	$14,690	$(49)	$14,641

The Company did not have intangible assets or amortization expense during the year ended December 31, 2018.

The estimated future amortization of intangible assets over the remaining weighted average useful life of 10 years is as follows:

Dollars in thousands
Years ended December 31,
2020	$1,551
2021	1,551
2022	1,551
2023	1,551
2024	1,551
Thereafter	6,886
$14,641